Cover	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	Odyssey Semiconductor Technologies, Inc.
Entity Central Index Key	0001781405
Document Type	POS AM
Amendment Flag	true
Amendment description	On November 15, 2019, we filed with the Securities and Exchange Commission (the “SEC”) a Registration Statement on Form S-1 (the “Registration Statement”), which was subsequently amended on January 15, 2020, January 31, 2020 and February 13, 2020, and declared effective on February 14, 2020. We filed with the SEC a Post-Effective Amendment No. 1 to the Registration Statement on July 20, 2020. This Post-Effective Amendment No. 2 is being filed to update the Registration Statement to (i) reduce the total number of shares of Common Stock registered from 3,415,626 to 1,794,977 to reflect sales of shares by selling stockholder since July 20, 2020; and (ii) include information from our Annual Report on Form 10-K for year ended December 31, 2020 filed with the SEC on April 8, 2021, update information about the Company throughout the filing, and incorporates by reference certain reports filed since July 20, 2020 to the date of this filing. All filing fees payable in connection with the registration of the shares of common stock covered by this Post Effective Amendment No. 2 were paid by us as noted in the table of Calculation of Registration Fee.
Entity Filer Category	Non-accelerated Filer
Entity Incorporation, State or Country Code	DE